Risks Arising From Financial Instruments - Disclosure of Financial Assets Other than Cash and Short-Term Deposits (Detail) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total	$ 8,085	$ 9,287
Non-current	897	125
Current	7,188	9,162
Trade receivables [member]
Disclosure of financial assets [line items]
Trade and other receivables	7,297	7,400
Debt securities held for trading [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	4	1,304
Equity Instruments [Member]
Disclosure of financial assets [line items]
Unquoted equity shares	90	76
Held-to-maturity investments, category [member] | Debt securities held for maturity [Member]
Disclosure of financial assets [line items]
Debt securities held to maturity	22	24
Derivatives not designated [Member] | Equity derivatives [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	56	62
Derivatives not designated [Member] | Cross currency interest rate swaps [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	10	9
Derivatives not designated [Member] | Other interest rate derivatives [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	4	1
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	441	151
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	16	14
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 145	$ 246